Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,479,000.00
Previously Paid Amount	0.00
Total Fee Amount	342.35
Total Offset Amount	0.00
Net Fee	342.35
Narrative - Max Aggregate Offering Price	$ 2,479,000.00
Final Prospectus	true